Income Taxes Income Taxes - Valuation allowance for deferred tax assets (Details) (Deferred Income Tax Asset Valuation Allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Asset Valuation Allowance
Valuation allowance for deferred tax assets [Roll Forward]
Balance at beginning of the year	$ 1,487	$ 1,381
Charged to Expenses	0	106
Charged to comprehensive income	0	0
Charged to other accounts	33	0
Deductions	(186)	0
Balance at end of the year	$ 1,334	$ 1,487